Relevant Events	12 Months Ended
Dec. 31, 2025
Relevant Events [Abstract]
Relevant Events
5.	Relevant Events:

a)	On January 17, 2025, Banco de Chile reported that the Financial Market Commission informed the Bank that it resolved to maintain as a capital requirement for Pillar II risk, the charge already constituted of 0.13% of the risk-weighted assets net of required provisions, in accordance with article 66 quinquies of the General Banking Law.

b)	On January 23, 2025, the subsidiary Banchile Corredores de Bolsa reported that the Board of Directors agreed to appoint Mr. José Antonio Díaz Orellana as General Manager of Banchile Corredores de Bolsa S.A., who until that date was the Interim General Manager.

c)	On February 11, 2025, the Board of Directors of Banco de Chile agreed to summon an Ordinary Shareholders’ Meeting for March 27, 2025 in order to propose, among other matters, the following distribution of profits for the year ended December 31, 2024:

a)	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid-in capital and reserves according to the variation in the Consumer Price Index that occurred between November 2023 and November 2024, amounting to Ch$212,012,307,434 which will be added to retained earnings from previous periods.

b)	Distribute in the form of dividend the remaining profit, corresponding to a dividend of Ch$9.85357420889 to each of the 101,017,081,114 shares of the Bank.

Consequently, a distribution as dividend of 82.4% of the profits for the year ended December 31, 2024 is proposed.

d)	On April 10, 2025, at a meeting of the Board of Directors of Banco de Chile, the directors agreed, subject to prior authorization from the Financial Market Commission, to absorb the subsidiary Socofin S.A., by acquiring the shares issued by it whose owner is Banchile Asesoría Financiera S.A. and, dissolve Socofin S.A. in accordance with the provisions of section 2 of article 103 of Law 18,046. Likewise, once the dissolution of the aforementioned company occurs, the Bank will be the legal successor of the entity.
e)	During 2025, Banco de Chile has reported as an essential event the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered with the Securities Registry of the Financial Market Commission:

Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
March 17, 2025	11/2022	FC	600,000	UF	01/01/2030	2.97%
March 20, 2025	11/2022	FC	300,000	UF	01/01/2030	2.97%
March 21, 2025	11/2022	FC	1,050,000	UF	01/01/2030	2.97%
April 1, 2025	11/2022	FC	800,000	UF	01/01/2030	2.96%
April 3, 2025	11/2022	FO	900,000	UF	01/01/2032	2.92%
April 15, 2025	11/2022	FH	850,000	UF	12/01/2030	2.84%
April 17, 2025	11/2022	GG	1,000,000	UF	05/01/2035	3.03%
April 17, 2025 (*)	20240002	HD	2,000,000	UF	10/01/2034	3.03%
May 7, 2025	11/2022	FH	300,000	UF	12/01/2030	2.92%
May 9, 2025	11/2022	GG	150,000	UF	05/01/2035	3.03%
May 9, 2025 (*)	20240002	HN	300,000	UF	12/01/2039	3.06%
May 30, 2025	11/2022	FA	590,000	UF	08/01/2028	2.77%
May 30, 2025	11/2022	FH	250,000	UF	12/01/2030	3.06%
June 2, 2025	11/2022	FH	350,000	UF	12/01/2030	3.06%
June 2, 2025	11/2022	FH	250,000	UF	12/01/2030	3.05%
June 3, 2025	11/2022	FH	226,000	UF	12/01/2030	3.04%
June 6, 2025	11/2022	FH	108,000	UF	12/01/2030	3.04%
June 10, 2025	11/2022	FH	666,000	UF	12/01/2030	3.04%
June 10, 2025	11/2022	FO	500,000	UF	01/01/2032	3.06%
July 3, 2025	11/2022	GG	610,000	UF	05/01/2035	3.15%
July 9, 2025	11/2015	CI	500,000	UF	02/01/2033	3.14%
July 10, 2025	11/2015	CG	1,250,000	UF	08/01/2032	3.14%
July 10 2025	11/2015	CH	400,000	UF	12/01/2032	3.14%
July 10, 2025	11/2015	CI	150,000	UF	02/01/2033	3.14%
July 15, 2025 (*)	20240002	HW	1,600,000	UF	06/01/2044	3.21%
July 17, 2025	11/2022	GB	225,000	UF	09/01/2034	3.18%
July 18, 2025	11/2022	GB	250,000	UF	09/01/2034	3.16%
July 21, 2025	11/2022	GB	150,000	UF	09/01/2034	3.13%
July 22, 2025	11/2022	GB	500,000	UF	09/01/2034	3.11%
July 22, 2025	11/2022	GG	150,000	UF	05/01/2035	3.11%
July 22, 2025 (*)	20240002	HW	450,000	UF	06/01/2044	3.19%
August 22, 2025	11/2022	GG	100,000	UF	05/01/2035	2.99%
August 27, 2025 (*)	20240002	HN	550,000	UF	12/01/2039	3.06%
September 4, 2025	11/2022	GG	400,000	UF	05/01/2035	3.01%
September 4, 2025 (*)	20240002	HW	200,000	UF	06/01/2044	3.12%
September 5, 2025	11/2022	GA	1,000,000	UF	05/01/2034	3.05%
September 5, 2025	11/2022	GD	4,000,000	UF	01/01/2035	3.09%
September 5, 2025 (*)	20240002	HI	5,000,000	UF	06/01/2037	3.13%
September 11, 2025	11/2022	GA	800,000	UF	05/01/2034	2.99%
September 15, 2025	11/2022	GA	50,000	UF	05/01/2034	2.99%
September 15, 2025 (*)	20240002	HW	550,000	UF	06/01/2044	3.12%
September 16, 2025 (*)	20240002	HN	1,000,000	UF	12/01/2039	3.03%
September 17, 2025	11/2022	FU	1,650,000	UF	11/01/2032	2.91%
September 17, 2025	11/2022	GA	550,000	UF	05/01/2034	2.99%
September 22, 2025	11/2022	FU	800,000	UF	11/01/2032	2.91%
September 22, 2025	11/2022	GA	150,000	UF	05/01/2034	2.98%
September 22, 2025 (*)	20240002	HH	2,100,000	UF	12/01/2036	3.08%
September 23, 2025 (*)	20240002	HH	1,600,000	UF	12/01/2036	3.07%
September 25, 2025	11/2022	FU	150,000	UF	11/01/2032	2.90%
October 28, 2025	11/2022	GA	650,000	UF	05/01/2034	2.99%
October 28, 2025 (*)	20240002	HW	150,000	UF	06/01/2044	3.03%
October 30, 2025 (*)	20240002	HW	300,000	UF	06/01/2044	3.02%
November 6, 2025	11/2022	FU	400,000	UF	11/01/2032	2.89%

(*)	The bonds have been registered under the Automatic Registration modality, with the registration number dated April 5, 2024.
f)	During the year 2025 Banco de Chile has reported as an essential event the following placements in the foreign market, issued under its Medium-Term Notes Program (“MTN”):

Date	Amount	Currency	Maturity date	Average rate

June 17, 2025 (*)	100,000,000	CHF	07/15/2031	1.1875%
June 18, 2025	10,000,000,000	JPY	06/27/2030	1.635%
July 9, 2025	1,000,000,000	MXN	07/17/2030	TIIE (28 days) + 1.05%
October 22, 2025	70,000,000	AUD	10/30/2035	BBSW3M +1.28%
October 30, 2025	620,000,000	HKD	11/12/2032	3.735% (annual rate)

(*)	This placement has been listed on the Zurich Stock Exchange in Switzerland and is intended to finance or refinance social and environmental projects in accordance with Banco de Chile’s Sustainability Financing Framework.

g)	On July 4, 2025, Banco de Chile announced that, by public deed dated June 23, 2025, granted by the Notary of Santiago, Mrs. María Pilar Gutiérrez Rivera, Banco de Chile acquired all the shares held by Banchile Asesoría Financiera S.A. in the company Socofin S.A., a subsidiary of Banco de Chile. In accordance with item 2 of Article 103 of Law No. 18,046 on Corporations, and after an uninterrupted period of more than 10 days, Socofin S.A. has been dissolved because 100% of its shares are held by Banco de Chile, which, beginning on July 4, 2025, becomes its legal successor and continuator.

h)	On August 29, 2025, Banco de Chile announced that, together with Citigroup Inc., they have agreed to extend the term of the Cooperation Agreement, the Global Connectivity Agreement, and the Amended and Restated Trademark License Agreement, the first two originally executed on October 22, 2015, and the latter on November 29, 2019.

Pursuant to this extension, the term of these agreements will run from January 1, 2026, through January 1, 2028. The parties may agree, prior to August 31, 2027, to extend the term for an additional two years starting January 1, 2028. If such agreement is not reached, the contracts will be automatically extended one time only for a period of one year, from January 1, 2028, to January 1, 2029. The same renewal procedure may be used in the future as often as the parties agree.

Additionally, on this same date, Banco de Chile and Citigroup Inc. executed an Amended and Restated Master Services Agreement, agreeing that its term will be the same as that established in the Cooperation Agreement referred to in the previous paragraph.

The Board of Directors of Banco de Chile, in session No. BCH 3,037 held on August 28, 2025, approved the extension and execution of the previously mentioned agreements under the terms set forth in Articles 146 and following of the Chilean Corporations Law.

i)	On September 11, 2025, Banco de Chile announced that its Board of Directors resolved to convene an Extraordinary Shareholders’ Meeting to be held on November 10, 2025, at 10:00 a.m., in the Bank’s Auditorium located at Huérfanos Street No. 930, Santiago, for the purpose of addressing the following matters:

1.	Approve amendments to the bank’s bylaws as detailed below:

a)	Amend Article Two to maintain the city of Santiago as the corporate domicile and remove the reference to the commune of Santiago.

b)	Amend Article Eight to reduce the number of directors from eleven to nine.

c)	Amend Article Nine to adjust the minimum quorum required to hold board meetings from six to five regular or alternate directors.

d)	Amend Article Ten regarding the convening of extraordinary board meetings.

e)	Replace Article Nineteen to incorporate as a permanent provision in the bylaws the possibility of participating and/or voting in shareholders’ meetings through systems and procedures approved by the board, including technological means, without prejudice to holding meetings with in-person attendance.

f)	Amend Article Twenty-Three to update its wording regarding the availability of the Annual Report for shareholders and the public.

g)	Amend Articles Thirteen, Sixteen, and Twenty-Four to replace references to the Superintendency and the Superintendent of Banks and Financial Institutions with the Financial Market Commission.

h)	Eliminate the Third Transitional Article.

i)	Remove the Second and Fourth Transitional Articles.

j)	Incorporate a new Second Transitional Article providing that, at the next ordinary shareholders’ meeting held after the registration and publication of the certificate issued by the Financial Market Commission regarding the bylaws amendment, nine regular directors shall be elected in accordance with the amendment to Article Eight, and that from such date Article Nine will be applicable as approved by the extraordinary shareholders’ meeting.

2.	Approve a new consolidated text of the bank’s bylaws.

3.	Adopt any other resolutions necessary to implement the bylaws amendment and grant the powers required to execute the resolutions adopted on the matters indicated above.

Additional information regarding the board’s resolutions and the proposals to be submitted to the shareholders’ meeting on the matters described in items 1 and 2 above is available on the Bank’s website.

j)	On November 10, 2025, Banco de Chile reported that at the Extraordinary Shareholders’ Meeting held on the same day, the following was agreed:

1.	Approved the following modifications into the bylaws;

a)	Amend Article Two to maintain the city of Santiago as the corporate domicile, removing the current reference to the commune of Santiago.

b)	Amend Article Eight to reduce the number of Directors from eleven to nine, while maintaining two alternate directors.

c)	Amend Article Nine to adjust the minimum quorum required to constitute Board meetings, reducing it from 6 to 5 regular or alternate directors.

d)	Amend Article Ten with respect to the notice requirements for calling extraordinary Board meetings.

e)	Amend Article Nineteen to incorporate, as a permanent provision in the Bylaws, the possibility of participating and/or voting in Shareholders’ Meetings through systems and procedures approved by the Board of Directors, including technological means.

f)	Amend Article Twenty-Three to update its wording regarding the availability of the Annual Report for shareholders and the general public.

g)	Amend Articles Thirteen, Sixteen, and Twenty-Four to replace references to the Superintendency of Banks and Financial Institutions and the Superintendent of Banks and Financial Institutions with the Financial Market Commission.

h)	Delete the Third Transitory Article.

i)	Eliminate the Second and Fourth Transitory Articles.

j)	Incorporate a new Second Transitory Article establishing that, at the next Ordinary Shareholders’ Meeting held after the registration and publication of the certificate issued by the Financial Market Commission regarding the amendment to the Bylaws, nine Regular Directors shall be elected in accordance with the amendment to Article Eight, and that from that date onward, Article Nine of the bylaws shall apply according to the text approved by the Extraordinary Shareholders’ Meeting.

2.	Approve a new consolidated text of the Bank’s Bylaws.

3.	Grant the necessary powers to implement the amendment to the Bylaws and to carry out the resolutions adopted regarding the aforementioned matters.
k)	On November 27, 2025 Banco de Chile informed the CMF that it has become aware of the approval of the general policy for the election of directors in subsidiaries by LQ Inversiones Financieras S.A. The policy applies to the Bank as of December 11, 2025.

l)	On November 27, 2025 the subsidiary Banchile Corredores de Bolsa S.A. informed that the board of directors of Banco de Chile approved the policy for the election of directors in subsidiaries, which applies to Banchile CB in its capacity as a subsidiary supervised by the Financial Market Commission.

The aforementioned policy was made known to Banchile CB and is available on Banco de Chile’s website, in the ‘Our Bank’ section.

m)	On November 27, 2025 the subsidiary Banchile Administradora General de Fondos S.A. informed that the board of directors of Banco de Chile approved the policy for the election of directors in subsidiaries, which applies to Banchile AGF in its capacity as a subsidiary supervised by the Financial Market Commission.

The aforementioned policy was made known to Banchile AGF and is available on Banco de Chile’s website, in the ‘Our Bank’ section.